UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentina	13.1	12.5
Mexico	9.4	9.5
Netherlands	7.4	7.7
Turkey	7.2	6.5
United States of America	5.2	5.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	5.9	6.4
Turkish Republic	5.8	5.5
Argentine Republic	4.0	4.6
Brazilian Federative Republic	3.8	4.1
Petrobras Global Finance BV	3.3	2.6
	22.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Corporate Bonds	39.4%
Government Obligations	52.2%
Supranational Obligations	0.1%
Stocks	0.3%
Preferred Securities	1.9%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

As of December 31, 2016
Corporate Bonds	37.8%
Government Obligations	53.1%
Stocks	0.5%
Preferred Securities	1.8%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.4%
		Principal Amount(a)	Value
Argentina - 5.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$420,000	$434,755
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,060,000	1,217,855
Banco Macro SA 6.75% 11/4/26 (b)(c)		175,000	182,000
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	41,202
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	191,675
Pampa Holding SA 7.5% 1/24/27 (b)		225,000	234,801
Pan American Energy LLC 7.875% 5/7/21 (b)		610,000	666,144
Petrobras Energia SA 7.375% 7/21/23 (b)		120,000	126,984
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		802,841	879,111
YPF SA:
8.5% 3/23/21 (b)		1,055,000	1,173,466
8.75% 4/4/24 (b)		1,055,000	1,202,595

TOTAL ARGENTINA			6,350,588

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		845,000	914,713
Bangladesh - 0.7%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		770,000	804,650
Bermuda - 0.4%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	204,000
7.875% 8/1/21 (b)		270,000	275,400

TOTAL BERMUDA			479,400

British Virgin Islands - 0.5%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		605,000	608,025
Canada - 0.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		12,000	12,270
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		200,000	195,500
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		220,000	247,775
10% 11/2/21 pay-in-kind (b)(c)		215,000	242,144
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		420,000	0

TOTAL CANADA			697,689

Cayman Islands - 0.6%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	212,000
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		715,000	287,788
Pontis IV Ltd. 5.125% 3/31/27(b)		235,000	233,238

TOTAL CAYMAN ISLANDS			733,026

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	210,740
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		360,000	376,052
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		200,000	209,040
JSC BGEO Group 6% 7/26/23 (b)		425,000	431,392
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	219,610

TOTAL GEORGIA			860,042

Indonesia - 1.1%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		300,000	306,874
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	413,993
6% 5/3/42 (b)		200,000	215,900
6.5% 5/27/41 (b)		400,000	456,326

TOTAL INDONESIA			1,393,093

Ireland - 0.6%
Borets Finance DAC 6.5% 4/7/22 (b)		290,000	308,125
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		225,000	222,940
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		200,000	200,000

TOTAL IRELAND			731,065

Kazakhstan - 0.5%
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		375,000	385,151
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		255,000	249,926

TOTAL KAZAKHSTAN			635,077

Korea (South) - 0.2%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	11,900,000	183,681
Luxembourg - 2.9%
EVRAZ Group SA:
5.375% 3/20/23 (b)		575,000	576,725
8.25% 1/28/21 (Reg. S)		400,000	445,392
Millicom International Cellular SA 6.625% 10/15/21 (b)		600,000	624,000
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		200,000	209,250
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		320,000	303,200
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		565,000	580,312
SB Capital SA 5.5% 2/26/24 (b)(c)		250,000	254,225
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	210,880
VM Holding SA 5.375% 5/4/27 (b)		425,000	429,038

TOTAL LUXEMBOURG			3,633,022

Mexico - 8.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	338,235
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		200,000	206,960
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		215,000	222,525
Metalsa SA de CV 4.9% 4/24/23 (b)		655,000	646,813
Petroleos Mexicanos:
4.625% 9/21/23		550,000	556,600
4.875% 1/24/22		595,000	612,975
4.875% 1/18/24		290,000	293,741
5.5% 1/21/21		320,000	335,680
6.375% 2/4/21		170,000	183,991
6.375% 1/23/45		940,000	916,500
6.5% 6/2/41		2,200,000	2,184,600
6.625% (b)(e)		770,000	770,963
6.75% 9/21/47		1,113,000	1,123,996
6.875% 8/4/26		375,000	415,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		220,000	226,050
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		600,000	597,000
7.625% 9/18/20 (Reg S.)		525,000	529,725

TOTAL MEXICO			10,161,854

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		445,000	475,040
Netherlands - 7.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		200,000	169,410
GTB Finance BV 6% 11/8/18 (b)		280,000	285,208
GTH Finance BV:
6.25% 4/26/20 (b)		175,000	185,089
7.25% 4/26/23 (b)		800,000	882,408
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		1,600,410	1,448,371
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	430,860
Petrobras Global Finance BV:
6.125% 1/17/22		625,000	644,688
8.375% 5/23/21		2,080,000	2,328,310
8.75% 5/23/26		1,015,000	1,167,250
VTR Finance BV 6.875% 1/15/24 (b)		200,000	212,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		955,000	965,505

TOTAL NETHERLANDS			8,719,099

Nigeria - 1.2%
Zenith Bank PLC:
6.25% 4/22/19 (b)		900,000	902,160
7.375% 5/30/22 (b)		610,000	597,922

TOTAL NIGERIA			1,500,082

Peru - 0.3%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	425,500
Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		225,000	219,221
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	258,863
Turkey - 1.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	207,620
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		300,000	311,365
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	197,986
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		315,000	306,218
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	300,798
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		400,000	406,125

TOTAL TURKEY			1,730,112

United Kingdom - 1.5%
Afren PLC 10.25% 4/8/19 (Reg. S) (d)		585,502	117
Biz Finance PLC 9.75% 1/22/25 (b)		200,000	204,480
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		510,000	536,775
10.375% 4/7/19 (Reg. S)		150,000	157,905
Polyus Finance PLC 5.25% 2/7/23 (b)		180,000	184,644
Vedanta Resources PLC:
6% 1/31/19 (b)		200,000	206,500
6.375% 7/30/22 (b)		200,000	200,640
8.25% 6/7/21 (b)		345,000	376,143

TOTAL UNITED KINGDOM			1,867,204

United States of America - 2.2%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	212,520
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,685,000	1,741,869
6.625% 6/15/38		25,000	25,313
Stillwater Mining Co.:
6.125% 6/27/22 (b)		615,000	605,775
7.125% 6/27/25 (b)		200,000	196,700

TOTAL UNITED STATES OF AMERICA			2,782,177

Venezuela - 1.7%
Petroleos de Venezuela SA:
5.375% 4/12/27		375,000	135,000
5.5% 4/12/37		330,000	117,975
6% 5/16/24 (b)		800,000	298,000
6% 11/15/26 (b)		825,000	305,250
8.5% 10/27/20 (b)		350,000	252,350
9.75% 5/17/35 (b)		1,795,000	835,124
12.75% 2/17/22 (b)		300,000	168,000

TOTAL VENEZUELA			2,111,699

TOTAL NONCONVERTIBLE BONDS
(Cost $48,269,951)			48,861,714

Government Obligations - 52.2%
Argentina - 8.0%
Argentine Republic:
5.625% 1/26/22		435,000	445,440
6.25% 4/22/19		280,000	293,300
6.875% 4/22/21		3,020,000	3,231,400
7.125% 6/28/2117 (b)		290,000	263,175
7.5% 4/22/26		495,000	533,363
22.8075% 10/9/17 (c)	ARS	3,780,000	226,799
Buenos Aires Province:
6.5% 2/15/23 (b)		335,000	342,035
9.95% 6/9/21 (b)		500,000	570,750
10.875% 1/26/21 (b)		200,000	228,100
10.875% 1/26/21 (Reg. S)		1,350,000	1,539,675
City of Buenos Aires 8.95% 2/19/21 (b)		160,000	178,000
Province of Santa Fe 7% 3/23/23 (b)		590,000	614,975
Provincia de Cordoba:
7.125% 6/10/21 (b)		700,000	735,609
7.45% 9/1/24(b)		415,000	430,836
12.375% 8/17/17 (b)		277,000	278,834

TOTAL ARGENTINA			9,912,291

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		550,000	576,279
7.15% 3/26/25 (b)		200,000	218,676

TOTAL ARMENIA			794,955

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		155,000	133,300
7.25% 12/15/21 (b)		20,000	17,400

TOTAL BARBADOS			150,700

Belarus - 1.8%
Belarus Republic:
6.875% 2/28/23 (b)		475,000	484,975
7.625% 6/29/27 (b)		280,000	285,739
8.95% 1/26/18		1,440,000	1,476,838

TOTAL BELARUS			2,247,552

Brazil - 3.8%
Brazilian Federative Republic:
5.625% 1/7/41		1,140,000	1,097,250
7.125% 1/20/37		1,240,000	1,416,700
8.25% 1/20/34		1,490,000	1,862,500
10% 1/1/21	BRL	970,000	293,215

TOTAL BRAZIL			4,669,665

Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		115,000	132,595
7.375% 9/18/37		275,000	353,650
10.375% 1/28/33		400,000	615,000

TOTAL COLOMBIA			1,101,245

Costa Rica - 0.4%
Costa Rican Republic:
7% 4/4/44 (b)		300,000	312,000
7.158% 3/12/45 (b)		200,000	210,000

TOTAL COSTA RICA			522,000

Croatia - 0.8%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	218,718
6% 1/26/24 (b)		400,000	448,076
6.375% 3/24/21 (b)		250,000	277,546

TOTAL CROATIA			944,340

Dominican Republic - 2.2%
Dominican Republic:
2.25% 8/30/24 (c)		1,000,000	968,318
5.95% 1/25/27 (b)		440,000	459,800
6.85% 1/27/45 (b)		255,000	271,575
6.875% 1/29/26 (b)		365,000	407,431
7.45% 4/30/44 (b)		455,000	518,700
7.5% 5/6/21 (b)		110,000	121,550

TOTAL DOMINICAN REPUBLIC			2,747,374

Ecuador - 0.7%
Ecuador Republic:
9.65% 12/13/26 (b)		400,000	399,480
10.5% 3/24/20 (b)		200,000	210,000
10.75% 3/28/22 (b)		250,000	266,875

TOTAL ECUADOR			876,355

Egypt - 1.6%
Arab Republic 5.875% 6/11/25 (b)		200,000	195,500
Arab Republic of Egypt:
6.125% 1/31/22 (b)		725,000	740,588
7.5% 1/31/27 (b)		200,000	212,400
8.5% 1/31/47 (b)		800,000	862,358

TOTAL EGYPT			2,010,846

El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		295,000	275,648
8.625% 2/28/29 (b)		135,000	140,400

TOTAL EL SALVADOR			416,048

Indonesia - 2.9%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	216,174
6.625% 2/17/37 (b)		325,000	402,574
6.75% 1/15/44 (b)		200,000	257,358
7.75% 1/17/38 (b)		755,000	1,041,645
8.375% 3/15/24	IDR	7,625,000,000	621,112
8.5% 10/12/35 (Reg. S)		775,000	1,115,624

TOTAL INDONESIA			3,654,487

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,300,000	1,153,305
Ivory Coast - 0.4%
Ivory Coast:
5.75% 12/31/32		294,000	282,240
6.125% 6/15/33 (b)		270,000	259,200

TOTAL IVORY COAST			541,440

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		400,000	409,000
Lebanon - 2.4%
Lebanese Republic:
4% 12/31/17		373,750	372,167
5% 10/12/17		320,000	320,000
5.15% 6/12/18		700,000	702,495
5.15% 11/12/18		275,000	276,400
5.45% 11/28/19		330,000	330,954
6% 5/20/19		485,000	490,791
6% 1/27/23		185,000	183,820
6.375% 3/9/20		230,000	234,600

TOTAL LEBANON			2,911,227

Mexico - 1.2%
United Mexican States:
4.75% 3/8/44		397,000	397,397
6.05% 1/11/40		412,000	485,666
6.5% 6/10/21	MXN	10,675,000	585,907

TOTAL MEXICO			1,468,970

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		450,000	492,557
Netherlands - 0.4%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		427,500	440,128
Nigeria - 0.1%
Central Bank of Nigeria warrants 11/15/20 (f)		250	13,873
Republic of Nigeria 6.75% 1/28/21 (b)		50,000	53,004

TOTAL NIGERIA			66,877

Oman - 0.2%
Sultanate of Oman 6.5% 3/8/47 (b)		300,000	306,154
Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		605,000	638,009
8.25% 4/15/24 (b)		200,000	226,934

TOTAL PAKISTAN			864,943

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		85,000	109,438
9.375% 4/1/29		120,000	177,000

TOTAL PANAMA			286,438

Peru - 1.3%
Peruvian Republic:
4% 3/7/27 (g)		380,000	372,561
6.35% 8/12/28 (b)	PEN	1,275,000	417,301
8.2% 8/12/26 (Reg. S)	PEN	2,235,000	824,268

TOTAL PERU			1,614,130

Russia - 2.8%
Russian Federation:
4.875% 9/16/23 (b)		200,000	214,497
5.25% 6/23/47 (b)		400,000	402,789
5.875% 9/16/43 (b)		760,000	851,299
12.75% 6/24/28 (Reg. S)		1,130,000	1,973,364

TOTAL RUSSIA			3,441,949

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		200,000	205,741
Senegal - 0.2%
Republic of Senegal 6.25% 5/23/33 (b)		200,000	202,947
Serbia - 0.5%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	208,364
6.75% 11/1/24 (b)		157,538	160,688
6.75% 11/1/24 (Reg. S)		42,578	43,429
7.25% 9/28/21 (b)		200,000	231,028

TOTAL SERBIA			643,509

Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		200,000	199,682
6.25% 10/4/20 (b)		275,000	290,166
6.25% 7/27/21 (b)		250,000	264,787
6.85% 11/3/25 (b)		200,000	210,741

TOTAL SRI LANKA			965,376

Turkey - 5.8%
Turkish Republic:
3.25% 3/23/23		200,000	187,598
5.125% 3/25/22		420,000	435,901
5.625% 3/30/21		410,000	434,600
6% 3/25/27		375,000	399,285
6.25% 9/26/22		805,000	874,584
6.75% 5/30/40		400,000	445,736
6.875% 3/17/36		835,000	938,707
7% 6/5/20		540,000	590,452
7.25% 3/5/38		620,000	726,640
7.375% 2/5/25		910,000	1,053,807
8% 2/14/34		250,000	309,900
9.4% 7/8/20	TRY	1,120,000	309,727
11.875% 1/15/30		290,000	460,375

TOTAL TURKEY			7,167,312

Ukraine - 3.1%
Ukraine Government:
7.75% 9/1/21 (b)		1,486,000	1,509,256
7.75% 9/1/22 (b)		2,036,000	2,046,180
7.75% 9/1/23 (b)		281,000	278,190

TOTAL UKRAINE			3,833,626

United States of America - 3.0%
U.S. Treasury Notes 2% 11/15/26		3,773,000	3,679,406
Uruguay - 0.4%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		300,000	407,999
9.875% 6/20/22 (b)	UYU	4,055,000	145,492

TOTAL URUGUAY			553,491

Venezuela - 1.8%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(h)		5,800	23,200
9.25% 9/15/27		1,775,000	878,625
11.95% 8/5/31 (Reg. S)		1,970,000	994,850
12.75% 8/23/22		410,000	220,375
13.625% 8/15/18		95,000	71,773

TOTAL VENEZUELA			2,188,823

Vietnam - 1.0%
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		45,000	39,749
4% 3/12/28 (g)		1,147,500	1,144,677

TOTAL VIETNAM			1,184,426

TOTAL GOVERNMENT OBLIGATIONS
(Cost $62,660,268)			64,669,633

Supranational Obligations - 0.1%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR
(Cost $185,572)		12,000,000	188,364
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp.
(Cost $1,028,037)		12,908	340,915
		Principal Amount(a)	Value

Sovereign Loan Participations - 0.3%
Indonesia - 0.3%
Indonesian Republic loan participation:
Goldman Sachs 2.1875% 12/14/19 (c)		277,778	275,000
Mizuho 2.1875% 12/14/19 (c)		77,586	76,810
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $348,812)			351,810

Preferred Securities - 1.9%
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(e)		345,000	350,415
Cosan Overseas Ltd. 8.25% (e)		560,000	567,492
CSN Islands XII Corp. 7% (Reg. S) (e)		350,000	216,115
Odebrecht Finance Ltd. 7.5% (b)(e)		1,465,000	668,866

TOTAL CAYMAN ISLANDS			1,802,888

Ireland - 0.2%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		275,000	293,626
Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(e)		215,000	219,454
TOTAL PREFERRED SECURITIES
(Cost $2,765,853)			2,315,968
		Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.10% (i)
(Cost $5,112,257)		5,111,707	5,112,730
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $120,370,750)			121,841,134
NET OTHER ASSETS (LIABILITIES) - 1.7%			2,106,940
NET ASSETS - 100%			$123,948,074

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

TRY – Turkish Lira

UYU – Uruguay peso

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,557,047 or 44.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Quantity represents share amount.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,468
Total	$15,468

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$340,915	$340,915	$--	$--
Corporate Bonds	48,861,714	--	48,861,597	117
Government Obligations	64,669,633	--	63,089,446	1,580,187
Supranational Obligations	188,364	--	188,364	--
Sovereign Loan Participations	351,810	--	--	351,810
Preferred Securities	2,315,968	--	2,315,968	--
Money Market Funds	5,112,730	5,112,730	--	--
Total Investments in Securities:	$121,841,134	$5,453,645	$114,455,375	$1,932,114

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$393,050
Net Realized Gain (Loss) on Investment Securities	2,111
Net Unrealized Gain (Loss) on Investment Securities	(4,860)
Cost of Purchases	--
Proceeds of Sales	(22,500)
Amortization/Accretion	5,192
Transfers into Level 3	1,207,194
Transfers out of Level 3	--
Ending Balance	$1,580,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(4,860)
Other Investments in Securities
Beginning Balance	$422,328
Net Realized Gain (Loss) on Investment Securities	(86,101)
Net Unrealized Gain (Loss) on Investment Securities	85,663
Cost of Purchases	--
Proceeds of Sales	(71,463)
Amortization/Accretion	1,500
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$351,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(2,123)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains(losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	3.0%
BBB	12.9%
BB	24.1%
B	35.1%
CCC,CC,C	10.6%
Not Rated	5.2%
Equities	0.3%
Short-Term Investments and Net Other Assets	5.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $115,258,493)	$116,728,404
Fidelity Central Funds (cost $5,112,257)	5,112,730
Total Investments (cost $120,370,750)		$121,841,134
Cash		732,424
Foreign currency held at value (cost $1,249)		1,249
Receivable for investments sold		373,750
Receivable for fund shares sold		29,082
Interest receivable		2,036,127
Distributions receivable from Fidelity Central Funds		3,951
Total assets		125,017,717
Liabilities
Payable for investments purchased	$1,003,480
Payable for fund shares redeemed	63,017
Other payables and accrued expenses	3,146
Total liabilities		1,069,643
Net Assets		$123,948,074
Net Assets consist of:
Paid in capital		$121,627,500
Undistributed net investment income		1,660,898
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(810,344)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,470,020
Net Assets, for 12,206,448 shares outstanding		$123,948,074
Net Asset Value, offering price and redemption price per share ($123,948,074 ÷ 12,206,448 shares)		$10.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$129,595
Interest		4,001,816
Income from Fidelity Central Funds		15,468
Total income		4,146,879
Expenses
Custodian fees and expenses	$5,844
Independent trustees' fees and expenses	237
Total expenses before reductions	6,081
Expense reductions	(1,562)	4,519
Net investment income (loss)		4,142,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	985,908
Fidelity Central Funds	206
Foreign currency transactions	(5,809)
Total net realized gain (loss)		980,305
Change in net unrealized appreciation (depreciation) on: Investment securities	2,751,056
Assets and liabilities in foreign currencies	3,561
Total change in net unrealized appreciation (depreciation)		2,754,617
Net gain (loss)		3,734,922
Net increase (decrease) in net assets resulting from operations		$7,877,282

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,142,360	$8,656,812
Net realized gain (loss)	980,305	(832,329)
Change in net unrealized appreciation (depreciation)	2,754,617	8,982,435
Net increase (decrease) in net assets resulting from operations	7,877,282	16,806,918
Distributions to shareholders from net investment income	(3,826,778)	(7,943,974)
Share transactions
Proceeds from sales of shares	2,592,734	4,295,812
Reinvestment of distributions	3,826,777	7,943,974
Cost of shares redeemed	(3,044,969)	(7,659,671)
Net increase (decrease) in net assets resulting from share transactions	3,374,542	4,580,115
Total increase (decrease) in net assets	7,425,046	13,443,059
Net Assets
Beginning of period	116,523,028	103,079,969
End of period	$123,948,074	$116,523,028
Other Information
Undistributed net investment income end of period	$1,660,898	$1,345,316
Shares
Sold	257,288	440,420
Issued in reinvestment of distributions	378,259	818,723
Redeemed	(302,270)	(793,922)
Net increase (decrease)	333,277	465,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$9.04	$9.47	$9.94	$11.21	$9.98
Income from Investment Operations
Net investment income (loss)A	.345	.754	.744	.702	.711	.743
Net realized and unrealized gain (loss)	.314	.707	(.526)	(.501)	(1.070)	1.287
Total from investment operations	.659	1.461	.218	.201	(.359)	2.030
Distributions from net investment income	(.319)	(.691)	(.648)	(.627)	(.650)	(.680)
Distributions from net realized gain	–	–	–	(.044)	(.261)	(.120)
Total distributions	(.319)	(.691)	(.648)	(.671)	(.911)	(.800)
Net asset value, end of period	$10.15	$9.81	$9.04	$9.47	$9.94	$11.21
Total ReturnB,C	6.77%	16.50%	2.26%	1.81%	(3.22)%	20.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.01%	.02%	.01%
Expenses net of fee waivers, if any	.01%F	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%F	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	6.90%F	7.80%	7.89%	6.96%	6.69%	6.99%
Supplemental Data
Net assets, end of period (000 omitted)	$123,948	$116,523	$103,080	$104,125	$76,240	$114,200
Portfolio turnover rateG	59%F	48%	39%	42%	35%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,864,829
Gross unrealized depreciation	(3,773,034)
Net unrealized appreciation (depreciation) on securities	$2,091,795
Tax cost	$119,749,339

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(330,981)
Long-term	(1,422,016)
Total capital loss carryforward	$(1,752,997)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,580,073 and $32,772,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $237.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,325.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.0097%	$1,000.00	$1,067.70	$.05
Hypothetical-C		$1,000.00	$1,024.75	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017